Adviser Class

Alpine Municipal Money Market Fund
Alpine Tax Optimized Income Fund
Series of Alpine Income Trust

October 8, 2004

Supplement dated October 8, 2004
to
Prospectus
dated March 1, 2004

Please note that effective on October 11, 2004, the following information replaces in its entirety the “How to Buy Shares—Earning Dividends” on page 12 of the prospectus:

Earning Dividends
Shares of both Funds are entitled to receive any dividends declared starting on the next business day after your purchase is received in good order. However, shares of Alpine Municipal Money Market Fund Adviser Class are entitled to receive dividends beginning on the day of purchase if the purchase is received prior to 12:00 p.m. Eastern time. You will become the owner of Alpine Municipal Money Market Fund Adviser Class shares and receive dividends when the Fund receives your payment.

“Good order” purchase requests means that your purchase request includes:
•	the name of the Fund
•	the dollar amount of shares to be purchased
•	accurately completed application or investment stub
•	check payable to “Alpine Funds”

Please note that effective October 11, 2004, the following replaces the “How to Redeem Shares—Earning Dividends” section on page 15 of your prospectus in its entirety.

Earning Dividends
Shares of both Funds are entitled to receive dividends declared on the day they are redeemed. However, with respect to Alpine Municipal Money Market Fund Adviser Class, shares are not entitled to receive any dividends declared on the day of the redemption if the redemption request is received prior to 12:00 p.m. Eastern time. Any redemption requests received after 12:00 p.m. Eastern time will receive that day’s dividend.

Please retain this Supplement with your Prospectus for future reference.

Investor Class

Alpine Municipal Money Market Fund
Alpine Tax Optimized Income Fund
Series of Alpine Income Trust

October 8, 2004

Supplement dated October 8, 2004
to
Prospectus
dated March 1, 2004

Please note that effective on October 11, 2004, the following information replaces in its entirety the “How to Buy Shares—Earning Dividends” on page 12 of the prospectus:

Earning Dividends
Shares of both Funds are entitled to receive any dividends declared starting on the next business day after your purchase is received in good order. However, shares of Alpine Municipal Money Market Fund Investor Class are entitled to receive dividends beginning on the day of purchase if the purchase is received prior to 12:00 p.m. Eastern time. You will become the owner of Alpine Municipal Money Market Fund Investor Class shares and receive dividends when the Fund receives your payment.

“Good order” purchase requests means that your purchase request includes:
•	the name of the Fund
•	the dollar amount of shares to be purchased
•	accurately completed application or investment stub
•	check payable to “Alpine Funds”

Please note that effective October 11, 2004, the following replaces the “How to Redeem Shares—Earning Dividends” section on page 15 of your prospectus in its entirety.

Earning Dividends
Shares of both Funds are entitled to receive dividends declared on the day they are redeemed. However, with respect to Alpine Municipal Money Market Fund Investor Class, shares are not entitled to receive any dividends declared on the day of the redemption if the redemption request is received prior to 12:00 p.m. Eastern time. Any redemption requests received after 12:00 p.m. Eastern time will receive that day’s dividend.

Please retain this Supplement with your Prospectus for future reference.